PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment, net consisted of the following:

	As of June 30, 2025	As of December 31, 2024
	$’000	$’000
At cost:
Computer and software	42	35
Furniture and fittings	15	15
Leasehold property	2,979	2,793
Machinery and equipment	4,764	3,624
Motor vehicles	6,174	5,573
Tool and equipment	1,056	952
Office equipment	110	103
Renovation	355	332
Asset in progress	8,611	6,929

	24,106	20,356
Less: accumulated depreciation	(6,532)	(5,669)

Property and equipment, net	17,574	14,687